Other operating income and expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Restructuring expenses	€ 7,288
Share-based compensation expense	1,288
Increase in other operating expense		€ 3,600
Impairment of fixed assets	1,800
Inventory impairment	400
Transaction costs		€ 1,560	€ 44
Restructuring provision
Disclosure of other provisions [line items]
Current restructuring provision	€ 1,100